Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Intangible Assets
Intangible assets, net	$ 321,270	$ 251,047
2026	71,200
2027	56,600
2028	49,400
2029	41,000
2030	29,300
Thereafter	$ 73,800